UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-23700

Barings Private Equity Opportunities and Commitments Fund

(Exact name of registrant as specified in charter)

300 South Tryon Street, Suite 2500
Charlotte, North Carolina	28202
(Address of principal executive offices)	(Zip code)

Ashlee Steinnerd

Chief Legal Officer

Barings Private Equity Opportunities and Commitments Fund

300 South Tryon Street, Suite 2500

Charlotte, North Carolina 28202

(704) 805-7200

Copy to:

Brian D. McCabe

Ropes & Gray LLP

The Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

(Name and address of agent for service)

Registrant's telephone number, including area code:	(704) 805-7200

Date of fiscal year end:	3/31

Date of reporting period:	7/1/22 - 6/30/23

Item 1. Proxy Voting Record.

There is no proxy voting activity for the Fund, as the Fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Barings Private Equity Opportunities and Commitments Fund

By (Signature and Title)
/s/ Mina Pacheco Nazemi
Mina Pacheco Nazemi, President

Date	August 31, 2023